UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD
OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-23599
Exact name of registrant as specified in charter:	SFS Series Trust
Address of principal executive offices:	633 Rogers Street, Suite 106 Downers Grove, Illinois 60515
Name and address of agent for service:	Capitol Services, Inc. 1675 S. State Street, Suite B Dover, Delaware 19901
with a copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	630-828-3520
Date of fiscal year end:	September 30th
Date of reporting period:	January 26, 2021 (inception date) to June 30, 2021

Item 1.  Proxy Voting Record.

The Hercules Fund did not hold any voting securities during the period January 26, 2021 (inception date) to June 30, 2021 and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SFS Series Trust

(Registrant)

By:	/s/ Laura Latella
Name:	Laura Latella
Title:	Principal Financial Officer

Date:  August 05, 2021